Cover page	Nov. 02, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2020
Entity Registrant Name	SPIRIT REALTY CAPITAL, INC.
Entity Central Index Key	0001308606
Entity Emerging Growth Company	false
Entity File Number	001-36004
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-1676382
Entity Address, Address Line One	2727 North Harwood Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	476-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Document Information [Line Items]
Title of each class	Common stock, par value $0.05 per share
Trading Symbol	SRC
Name of each exchange on which registered	NYSE
Series A Cumulative Redeemable Preferred Stock
Document Information [Line Items]
Title of each class	6.000% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	SRC-A
Name of each exchange on which registered	NYSE
Spirit Realty, L.P.
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	SPIRIT REALTY, L.P.
Entity Emerging Growth Company	false
Entity File Number	333-216815-01
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-1127940